UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08265
Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2010
Date of reporting period: February 28, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2010

Total Return for the 6 Months Ended February 28, 2010

					Lipper
					S&P 500
				S&P 500®	Objective
Class A	Class B	Class C	Class I	Index[1]	Funds Index[2]
9.13%	8.73%	8.71%	9.28%	9.32%	9.23%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended February 28, 2010 was a period of recovery. Late summer saw a stabilization of housing prices, a decline in inventories and positive industrial production. Since then, industrial production has been growing steadily, indicators of both manufacturing and non-manufacturing activities have been rising and company earnings have generally improved. Inflation indicators remain tame. Although unemployment is still high (at 9.7 percent in February), the consensus at the end of the period seemed to be that the global economy is in an upturn and the recession is over. Since early March 2009, markets embarked on a sizeable rally following a slow stream of positive news. In the past six months the S&P 500® Index grew 9.32 percent.

Performance Analysis

All share classes of Morgan Stanley S&P 500 Index Fund underperformed the S&P 500® Index (the “Index”), while Class A, Class B and Class C shares underperformed and Class I shares outperformed the Lipper S&P 500 Objective Funds Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

As the economy showed signs of improvement, all ten sectors in the Index and therefore in the Fund had positive absolute performance during the six-month period, with five of them posting double-digit returns. The best performing sectors were consumer discretionary and industrials. The worst performing sectors were telecommunications and financials.

Other performance trends within the Fund and the Index during the period included the outperformance of small-cap stocks. On an individual stock basis, the largest detractors in the overall portfolio were dominated by financial stocks.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

TOP 10 HOLDINGS as of 02/28/10
Exxon Mobil Corp.	3.0%
Microsoft Corp.	2.2
Procter & Gamble Co. (The)	1.8
Apple Inc.	1.8
Johnson & Johnson	1.7
General Electric Co.	1.7
JPMorgan Chase & Co.	1.6
International Business Machines Corp.	1.6
Bank of America Corp.	1.6
Chevron Corp.	1.4

TOP FIVE INDUSTRIES as of 02/28/10
Oil, Gas & Consumable Fuels	9.2%
Pharmaceuticals	6.3
Computers & Peripherals	5.6
Diversified Financial Services	4.4
Software	4.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of companies included in the S&P 500® Index. The “Investment Adviser,” Morgan Stanley Investment Advisors Inc., “passively” manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Investment Adviser typically will invest the same percentage of the Fund’s assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in foreign companies, including those that are in emerging market countries, that are included in the S&P 500 Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 09/26/97)		(since 09/26/97)		(since 09/26/97)		(since 09/26/97)
Symbol	SPIAX		SPIBX		SPICX		SPIDX
1 Year	53.20%[3]		51.94%[3]		52.02%[3]		53.57%[3]
	45.16	[4]	46.94	[4]	51.02	[4]	—

5 Years	–0.08	[3]	–0.83	[3]	–0.80	[3]	0.17	[3]
	–1.15	[4]	–1.21	[4]	–0.80	[4]	—

10 Years	–0.86	[3]	–1.47	[3]	–1.61	[3]	–0.63	[3]
	–1.39	[4]	–1.47	[4]	–1.61	[4]	—

Since Inception	2.43	[3]	1.93	[3]	1.66	[3]	2.67	[3]
	1.99	[4]	1.93	[4]	1.66	[4]	—

Gross Expense Ratio	0.74		1.49		1.49		0.49

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper S&P 500 Objective Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Objective Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper S&P 500 Objective Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/09 – 02/28/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	09/01/09 –
	09/01/09	02/28/10	02/28/10
Class A
Actual (9.13% return)	$1,000.00	$1,091.30	$3.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.87	$2.96
Class B
Actual (8.73% return)	$1,000.00	$1,087.30	$6.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$6.71
Class C
Actual (8.71% return)	$1,000.00	$1,087.10	$6.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$6.71
Class I
Actual (9.28% return)	$1,000.00	$1,092.80	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.11	$1.71

@	Expenses are equal to the Fund’s annualized expense ratios of 0.59%, 1.34%, 1.34% and 0.34% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.71%, 1.46%, 1.46% and 0.46% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.7%)
	Aerospace & Defense (2.9%)
40,112	Boeing Co. (The)	$2,533,474
21,729	General Dynamics Corp.	1,576,439
6,400	Goodrich Corp.	420,032
43,602	Honeywell International, Inc.	1,751,056
10,229	ITT Corp.	524,032
6,926	L-3 Communications Holdings, Inc.	633,175
16,985	Lockheed Martin Corp.	1,320,753
18,070	Northrop Grumman Corp.	1,106,968
8,272	Precision Castparts Corp.	932,668
22,203	Raytheon Co.	1,248,697
8,481	Rockwell Collins, Inc.	477,311
51,076	United Technologies Corp.	3,506,367

		16,030,972

	Air Freight & Logistics (1.0%)
9,759	C.H. Robinson Worldwide, Inc.	520,447
11,148	Expeditors International of Washington, Inc.	406,568
16,619	FedEx Corp.	1,408,626
55,898	United Parcel Service, Inc. (Class B)	3,283,449

		5,619,090

	Airlines (0.1%)
38,722	Southwest Airlines Co.	487,123

	Auto Components (0.3%)
16,504	Goodyear Tire & Rubber Co. (The) (a)	214,387
37,801	Johnson Controls, Inc.	1,175,611

		1,389,998

	Automobiles (0.4%)
184,234	Ford Motor Co. (a)	2,162,907
11,775	Harley-Davidson, Inc.	289,783

		2,452,690

	Beverages (2.5%)
6,708	Brown-Forman Corp. (Class B)	351,231
127,240	Coca-Cola Co. (The)	6,708,093
16,040	Coca-Cola Enterprises, Inc.	409,822
13,315	Constellation Brands, Inc. (Class A) (a)	200,257
13,367	Dr Pepper Snapple Group, Inc. (a)	424,402
7,587	Molson Coors Brewing Co. (Class B)	306,363
9,243	Pepsi Bottling Group, Inc.	353,360
85,472	PepsiCo, Inc.	5,339,436

		14,092,964

	Biotechnology (1.7%)
56,178	Amgen, Inc. (a)	3,180,237
16,482	Biogen Idec, Inc. (a)	906,675
25,287	Celgene Corp. (a)	1,505,082
4,682	Cephalon, Inc. (a)	321,513
15,297	Genzyme Corp. (a)	874,988
50,934	Gilead Sciences, Inc. (a)	2,424,968

		9,213,463

	Building Products (0.0%)
16,558	Masco Corp.	221,380

	Capital Markets (2.6%)
14,815	Ameriprise Financial, Inc.	593,044
64,713	Bank of New York Mellon Corp. (The)	1,845,615
51,671	Charles Schwab Corp. (The)	946,096
57,287	E*Trade Financial Corp. (a)	92,232
6,059	Federated Investors, Inc. (Class B)	151,536
7,703	Franklin Resources, Inc.	783,549
28,804	Goldman Sachs Group, Inc. (The)	4,503,505
26,332	Invesco Ltd. (Bermuda)	516,107
10,797	Janus Capital Group, Inc.	134,963
9,708	Legg Mason, Inc.	250,952
76,097	Morgan Stanley (See Note 6)	2,144,414
13,136	Northern Trust Corp.	700,017
28,508	State Street Corp.	1,280,294
13,143	T. Rowe Price Group, Inc.	666,219

		14,608,543

	Chemicals (1.9%)
11,430	Air Products & Chemicals, Inc.	783,869
4,953	Airgas, Inc.	317,685
2,528	CF Industries Holdings, Inc.	268,575
63,643	Dow Chemical Co. (The)	1,801,733

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
3,103	Eastman Chemical Co.	$184,784
13,236	Ecolab, Inc.	557,765
51,357	EI Du Pont de Nemours & Co.	1,731,758
4,434	FMC Corp.	253,492
5,379	International Flavors & Fragrances, Inc.	226,510
29,452	Monsanto Co.	2,080,784
9,253	PPG Industries, Inc.	569,429
17,022	Praxair, Inc.	1,279,033
6,707	Sigma-Aldrich Corp.	319,857

		10,375,274

	Commercial Banks (2.9%)
39,588	BB&T Corp.	1,129,446
6,984	Comerica, Inc.	251,983
43,681	Fifth Third Bancorp	533,345
15,097	First Horizon National Corp. (a)	193,241
29,178	Huntington Bancshares, Inc.	140,346
44,961	KeyCorp	321,471
5,281	M&T Bank Corp.	408,908
21,652	Marshall & Ilsley Corp.	153,296
29,680	PNC Financial Services Group, Inc.	1,595,597
63,320	Regions Financial Corp.	427,410
27,989	SunTrust Banks, Inc.	666,418
103,542	US Bancorp	2,548,169
280,824	Wells Fargo & Co.	7,677,728
7,890	Zions BanCorp.	146,281

		16,193,639

	Commercial Services & Supplies (0.5%)
7,270	Avery Dennison Corp.	229,732
8,988	Cintas Corp.	222,813
12,293	Iron Mountain, Inc. (a)	318,143
9,042	Pitney Bowes, Inc.	207,062
18,082	Republic Services, Inc.	508,827
14,022	RR Donnelley & Sons Co.	278,898
3,730	Stericycle, Inc. (a)	205,821
27,167	Waste Management, Inc.	897,054

		2,868,350

	Communications Equipment (2.4%)
316,076	Cisco Systems, Inc. (a)	7,690,129
6,518	Harris Corp.	294,744
15,038	JDS Uniphase Corp. (a)	161,358
29,459	Juniper Networks, Inc. (a)	824,263
119,998	Motorola, Inc. (a)	811,186
91,038	QUALCOMM, Inc.	3,340,184
27,225	Tellabs, Inc.	188,125

		13,309,989

	Computers & Peripherals (5.6%)
50,118	Apple, Inc. (a)	10,255,145
91,182	Dell, Inc. (a)	1,206,338
109,778	EMC Corp. (a)	1,920,017
130,125	Hewlett-Packard Co.	6,609,049
72,260	International Business Machines Corp.	9,188,582
5,363	Lexmark International, Inc. (Class A) (a)	180,787
18,321	NetApp, Inc. (a)	549,813
8,750	QLogic Corp. (a)	159,250
10,794	SanDisk Corp. (a)	314,429
8,452	Teradata Corp. (a)	257,702
11,669	Western Digital Corp. (a)	450,773

		31,091,885

	Construction & Engineering (0.2%)
10,366	Fluor Corp.	443,665
8,288	Jacobs Engineering Group, Inc. (a)	321,574
12,499	Quanta Services, Inc. (a)	237,481

		1,002,720

	Construction Materials (0.1%)
7,534	Vulcan Materials Co.	327,051

	Consumer Finance (0.7%)
65,667	American Express Co.	2,507,823
23,436	Capital One Financial Corp.	884,709
32,827	Discover Financial Services	448,088
21,304	SLM Corp. (a)	238,179

		4,078,799

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Containers & Packaging (0.2%)
4,235	Ball Corp.	$228,859
6,818	Bemis Co., Inc.	199,563
7,971	Owens-Illinois, Inc. (a)	236,260
8,987	Pactiv Corp. (a)	222,518
10,799	Sealed Air Corp.	220,624

		1,107,824

	Distributors (0.1%)
8,128	Genuine Parts Co.	328,046

	Diversified Consumer Services (0.2%)
7,288	Apollo Group, Inc. (Class A) (a)	436,405
3,905	DeVry, Inc.	246,601
17,019	H&R Block, Inc.	294,088

		977,094

	Diversified Financial Services (4.4%)
546,414	Bank of America Corp.	9,103,257
1,062,948	Citigroup, Inc. (See Note 6) (a)	3,614,023
3,815	CME Group, Inc.	1,150,947
3,809	IntercontinentalExchange, Inc. (a)	408,668
219,456	JPMorgan Chase & Co.	9,210,567
12,107	Leucadia National Corp. (a)	287,420
9,116	Moody’s Corp.	242,668
9,312	NASDAQ OMX Group, Inc. (The) (a)	173,483
14,855	NYSE Euronext	391,875

		24,582,908

	Diversified Telecommunication Services (2.5%)
324,356	AT&T, Inc.	8,047,273
17,229	CenturyTel, Inc.	590,438
21,294	Frontier Communications Corp.	165,880
72,638	Qwest Communications International, Inc.	331,229
155,295	Verizon Communications, Inc.	4,492,684
19,305	Windstream Corp.	195,560

		13,823,064

	Electric Utilities (1.8%)
11,563	Allegheny Energy, Inc.	261,902
26,917	American Electric Power Co., Inc.	904,950
74,543	Duke Energy Corp.	1,218,778
19,193	Edison International	626,268
10,241	Entergy Corp.	778,009
36,012	Exelon Corp.	1,559,320
16,558	FirstEnergy Corp.	639,967
22,212	FPL Group, Inc.	1,029,970
10,232	Northeast Utilities	261,939
14,789	Pepco Holdings, Inc.	248,751
6,896	Pinnacle West Capital Corp.	251,083
19,015	PPL Corp.	541,547
14,932	Progress Energy, Inc.	571,746
43,442	Southern Co.	1,380,152

		10,274,382

	Electrical Equipment (0.5%)
41,152	Emerson Electric Co.	1,948,136
2,903	First Solar, Inc. (a)	307,428
7,025	Rockwell Automation, Inc.	379,982
5,337	Roper Industries, Inc.	295,883

		2,931,429

	Electronic Equipment, Instruments & Components (0.6%)
19,246	Agilent Technologies, Inc. (a)	605,479
9,151	Amphenol Corp. (Class A)	381,139
84,789	Corning, Inc.	1,494,830
9,493	FLIR Systems, Inc. (a)	254,508
7,603	Jabil Circuit, Inc.	115,338
9,634	Molex, Inc.	197,015

		3,048,309

	Energy Equipment & Services (1.9%)
18,281	Baker Hughes, Inc.	876,026
18,746	BJ Services Co.	409,600
12,688	Cameron International Corp. (a)	521,857
3,436	Diamond Offshore Drilling, Inc.	300,032
6,507	FMC Technologies, Inc. (a)	365,498
48,173	Halliburton Co.	1,452,416
5,854	Helmerich & Payne, Inc.	237,204

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
14,398	Nabors Industries Ltd. (Bermuda) (a)	$317,332
23,224	National Oilwell Varco, Inc.	1,009,547
7,730	Rowan Cos., Inc. (a)	201,135
65,585	Schlumberger Ltd. (Netherlands Antilles)	4,007,243
14,970	Smith International, Inc.	613,620

		10,311,510

	Food & Staples Retailing (2.7%)
23,223	Costco Wholesale Corp.	1,415,906
76,447	CVS Caremark Corp.	2,580,086
36,402	Kroger Co. (The)	804,484
23,719	Safeway, Inc.	591,078
14,484	SUPERVALU, Inc.	221,171
33,354	Sysco Corp.	963,931
119,112	Wal-Mart Stores, Inc.	6,440,386
53,135	Walgreen Co.	1,872,477
9,427	Whole Foods Market, Inc. (a)	334,564

		15,224,083

	Food Products (1.7%)
36,746	Archer-Daniels-Midland Co.	1,078,863
10,713	Campbell Soup Co.	357,064
25,636	ConAgra Foods, Inc.	627,057
10,530	Dean Foods Co. (a)	153,633
18,249	General Mills, Inc.	1,314,110
8,607	Hershey Co. (The)	342,214
16,565	HJ Heinz Co.	760,333
4,616	Hormel Foods Corp.	189,764
6,147	JM Smucker Co. (The)	366,853
13,344	Kellogg Co.	695,890
94,068	Kraft Foods, Inc. (Class A)	2,674,353
5,892	McCormick & Co., Inc.	218,652
38,881	Sara Lee Corp.	527,226
13,622	Tyson Foods, Inc. (Class A)	232,119

		9,538,131

	Gas Utilities (0.1%)
6,217	EQT Corp.	272,056
3,091	Nicor, Inc.	128,740
9,035	Questar Corp.	379,380

		780,176

	Health Care Equipment & Supplies (2.0%)
34,307	Baxter International, Inc.	1,953,098
13,836	Becton Dickinson and Co.	1,077,409
78,727	Boston Scientific Corp. (a)	609,347
5,363	C.R. Bard, Inc.	449,312
11,158	CareFusion Corp. (a)	281,628
10,093	DENTSPLY International, Inc.	333,977
8,405	Hospira, Inc. (a)	439,834
2,082	Intuitive Surgical, Inc. (a)	722,745
59,985	Medtronic, Inc.	2,603,349
17,735	St Jude Medical, Inc. (a)	677,832
16,013	Stryker Corp.	850,290
5,941	Varian Medical Systems, Inc. (a)	290,931
11,296	Zimmer Holdings, Inc. (a)	647,600

		10,937,352

	Health Care Providers & Services (2.2%)
24,246	Aetna, Inc.	727,138
16,081	AmerisourceBergen Corp.	450,911
18,840	Cardinal Health, Inc.	639,995
14,987	CIGNA Corp.	513,455
10,190	Coventry Health Care, Inc. (a)	236,204
5,284	DaVita, Inc. (a)	325,547
15,128	Express Scripts, Inc. (a)	1,452,439
8,730	Humana, Inc. (a)	413,191
5,859	Laboratory Corp. of America Holdings (a)	429,523
15,082	McKesson Corp.	892,100
25,528	Medco Health Solutions, Inc. (a)	1,614,391
6,237	Patterson Cos., Inc. (a)	185,114
9,072	Quest Diagnostics, Inc.	514,836
28,396	Tenet Healthcare Corp. (a)	149,647
65,024	UnitedHealth Group, Inc.	2,201,713
25,445	WellPoint, Inc. (a)	1,574,282

		12,320,486

	Hotels, Restaurants & Leisure (1.5%)
23,054	Carnival Corp.(Units) (Panama) (b)	829,022
6,433	Darden Restaurants, Inc.	260,858
13,367	International Game Technology	234,591

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
13,252	Marriott International, Inc. (Class A)	$359,262
60,036	McDonald’s Corp.	3,833,299
38,747	Starbucks Corp. (a)	887,694
9,415	Starwood Hotels & Resorts Worldwide, Inc.	364,360
12,129	Wyndham Worldwide Corp.	278,846
4,214	Wynn Resorts Ltd.	267,884
25,145	Yum! Brands, Inc.	847,889

		8,163,705

	Household Durables (0.4%)
4,110	Black & Decker Corp.	297,852
18,844	DR Horton, Inc.	232,912
7,196	Fortune Brands, Inc.	315,400
4,005	Harman International Industries, Inc. (a)	172,776
10,684	Leggett & Platt, Inc.	202,462
9,665	Lennar Corp. (Class A)	158,602
18,961	Newell Rubbermaid, Inc.	260,714
14,770	Pulte Homes, Inc. (a)	159,959
3,548	Whirlpool Corp.	298,600

		2,099,277

	Household Products (2.6%)
7,785	Clorox Co.	477,298
26,838	Colgate-Palmolive Co.	2,225,944
22,919	Kimberly-Clark Corp.	1,392,100
162,560	Procter & Gamble Co. (The)	10,286,797

		14,382,139

	Independent Power Producers & Energy Traders (0.2%)
37,834	AES Corp. (The) (a)	442,280
12,204	Constellation Energy Group, Inc.	427,994
14,686	NRG Energy, Inc. (a)	320,742

		1,191,016

	Industrial Conglomerates (2.3%)
39,266	3M Co.	3,147,170
585,808	General Electric Co. (c)	9,408,076
16,491	Textron, Inc.	328,501

		12,883,747

	Information Technology Services (1.4%)
27,142	Automatic Data Processing, Inc.	1,129,379
16,476	Cognizant Technology Solutions Corp. (Class A) (a)	792,990
8,214	Computer Sciences Corp. (a)	425,403
16,774	Fidelity National Information Services, Inc.	378,086
8,742	Fiserv, Inc. (a)	421,627
5,066	Mastercard, Inc. (Class A)	1,136,659
18,321	Paychex, Inc.	548,531
14,499	SAIC, Inc. (a)	285,630
13,463	Total System Services, Inc.	191,713
25,005	Visa, Inc. (Class A)	2,132,426
37,162	Western Union Co. (The)	586,416

		8,028,860

	Insurance (3.8%)
26,182	Aflac, Inc.	1,294,700
28,444	Allstate Corp. (The)	888,875
9,195	American International Group, Inc. (a)	227,760
16,522	AON Corp.	676,411
8,045	Assurant, Inc.	245,533
90,886	Berkshire Hathaway, Inc. (Class B) (a)	7,282,695
19,977	Chubb Corp.	1,008,040
11,107	Cincinnati Financial Corp.	298,778
29,627	Genworth Financial, Inc. (Class A) (a)	472,254
21,339	Hartford Financial Services Group, Inc.	520,032
17,502	Lincoln National Corp.	440,700
21,272	Loews Corp.	775,577
30,829	Marsh & McLennan Cos., Inc.	715,849
45,363	MetLife, Inc.	1,650,760
17,739	Principal Financial Group, Inc.	411,722
40,381	Progressive Corp. (The)	692,534
25,493	Prudential Financial, Inc.	1,336,088
3,393	Torchmark Corp.	157,775
30,305	Travelers Cos., Inc. (The)	1,593,740

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
17,807	Unum Group	$370,564
16,063	XL Capital Ltd. (Class A) (Cayman Islands)	293,471

		21,353,858

	Internet & Catalog Retail (0.5%)
17,980	Amazon.com, Inc. (a)	2,128,832
9,844	Expedia, Inc. (a)	218,930
2,543	Priceline.com, Inc. (a)	576,651

		2,924,413

	Internet Software & Services (1.8%)
11,568	Akamai Technologies, Inc. (a)	304,238
61,109	eBay, Inc. (a)	1,406,729
13,446	Google, Inc. (Class A) (a)	7,083,353
9,459	VeriSign, Inc. (a)	235,718
69,482	Yahoo!, Inc. (a)	1,063,770

		10,093,808

	Leisure Equipment & Products (0.1%)
18,363	Eastman Kodak Co. (a)	109,076
5,349	Hasbro, Inc.	191,387
18,639	Mattel, Inc.	409,872

		710,335

	Life Sciences Tools & Services (0.4%)
9,546	Life Technologies Corp. (a)	484,555
3,778	Millipore Corp. (a)	356,681
8,079	PerkinElmer, Inc.	179,434
23,640	Thermo Fisher Scientific, Inc. (a)	1,152,923
4,748	Waters Corp. (a)	283,266

		2,456,859

	Machinery (1.7%)
34,826	Caterpillar, Inc.	1,986,823
11,315	Cummins, Inc.	642,466
14,413	Danaher Corp.	1,066,130
24,019	Deere & Co.	1,376,289
9,869	Dover Corp.	446,671
9,294	Eaton Corp.	633,107
2,781	Flowserve Corp.	278,350
21,790	Illinois Tool Works, Inc.	991,881
20,747	PACCAR, Inc.	733,407
4,977	Pall Corp.	196,442
8,905	Parker Hannifin Corp.	537,061
3,929	Snap-On, Inc.	165,882
5,390	Stanley Works (The)	308,577

		9,363,086

	Media (2.9%)
36,724	CBS Corp. (Class B)	477,045
161,434	Comcast Corp. (Class A)	2,653,975
51,309	DIRECTV (Class A) (a)	1,736,809
15,692	Discovery Communications, Inc. (a)	488,806
15,603	Gannett Co., Inc.	236,385
32,596	Interpublic Group of Cos., Inc. (a)	244,470
18,606	McGraw-Hill Cos., Inc. (The)	636,325
2,472	Meredith Corp.	75,940
7,967	New York Times Co. (The) (Class A) (a)	87,159
122,770	News Corp. (Class A)	1,641,435
18,320	Omnicom Group, Inc.	670,878
6,160	Scripps Networks Interactive, Inc. (Class A)	243,813
20,030	Time Warner Cable, Inc.	935,201
65,073	Time Warner, Inc.	1,889,720
33,032	Viacom, Inc. (Class B) (a)	979,399
104,676	Walt Disney Co. (The)	3,270,078
410	Washington Post Co. (The) (Class B)	172,327

		16,439,765

	Metals & Mining (1.1%)
7,662	AK Steel Holding Corp.	164,963
56,706	Alcoa, Inc.	754,190
6,587	Allegheny Technologies, Inc.	287,588
6,325	Cliffs Natural Resources, Inc.	356,730
24,315	Freeport-McMoRan Copper & Gold, Inc.	1,827,515
25,987	Newmont Mining Corp.	1,280,639
16,837	Nucor Corp.	697,052

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
5,821	Titanium Metals Corp. (a)	$68,630
7,952	United States Steel Corp.	420,979

		5,858,286

	Multi-Utilities (1.3%)
14,464	Ameren Corp.	357,405
23,541	Centerpoint Energy, Inc.	314,979
15,473	CMS Energy Corp.	236,273
16,157	Consolidated Edison, Inc.	690,712
34,463	Dominion Resources, Inc.	1,309,249
8,105	DTE Energy Co.	351,919
5,227	Integrys Energy Group, Inc.	230,406
18,758	NiSource, Inc.	281,745
20,326	PG&E Corp.	852,066
28,329	Public Service Enterprise Group, Inc.	841,938
4,937	SCANA Corp.	177,979
14,768	Sempra Energy	726,142
14,555	TECO Energy, Inc.	223,128
5,519	Wisconsin Energy Corp.	267,285
25,739	Xcel Energy, Inc.	535,629

		7,396,855

	Multiline Retail (0.8%)
5,617	Big Lots, Inc. (a)	188,169
5,979	Family Dollar Stores, Inc.	197,247
11,054	JC Penney Co., Inc.	304,869
16,607	Kohl’s Corp. (a)	893,789
22,190	Macy’s, Inc.	424,938
7,772	Nordstrom, Inc.	287,098
2,174	Sears Holdings Corp. (a)	207,987
42,723	Target Corp.	2,201,089

		4,705,186

	Office Electronics (0.1%)
46,974	Xerox Corp.	440,146

	Oil, Gas & Consumable Fuels (9.2%)
26,893	Anadarko Petroleum Corp.	1,886,006
19,103	Apache Corp.	1,979,835
7,069	Cabot Oil & Gas Corp.	283,750
37,086	Chesapeake Energy Corp.	985,375
111,773	Chevron Corp.	8,081,188
80,977	ConocoPhillips	3,886,896
9,748	Consol Energy, Inc.	490,909
13,116	Denbury Resources, Inc. (a)	184,673
24,695	Devon Energy Corp.	1,700,498
36,556	El Paso Corp.	382,741
14,385	EOG Resources, Inc.	1,352,909
261,873	Exxon Mobil Corp.	17,021,745
15,509	Hess Corp.	911,929
37,327	Marathon Oil Corp.	1,080,617
5,823	Massey Energy Co.	250,797
11,350	Murphy Oil Corp.	589,065
10,213	Noble Energy, Inc.	741,872
45,596	Occidental Petroleum Corp.	3,640,841
13,875	Peabody Energy Corp.	637,834
5,314	Pioneer Natural Resources Co.	247,898
8,496	Range Resources Corp.	429,983
18,666	Southwestern Energy Co. (a)	794,238
35,528	Spectra Energy Corp.	774,510
7,993	Sunoco, Inc.	210,775
9,471	Tesoro Corp.	112,894
29,182	Valero Energy Corp.	511,269
33,380	Williams Cos., Inc. (The)	719,005
32,955	XTO Energy, Inc.	1,506,044

		51,396,096

	Paper & Forest Products (0.2%)
24,763	International Paper Co.	573,759
11,684	MeadWestvaco Corp.	268,031
11,656	Weyerhaeuser Co.	470,902

		1,312,692

	Personal Products (0.3%)
25,473	Avon Products, Inc.	775,398
5,593	Estee Lauder Cos., Inc. (The) (Class A)	336,307
10,135	Mead Johnson Nutrition Co.	479,386

		1,591,091

	Pharmaceuticals (6.3%)
86,248	Abbott Laboratories	4,681,541
17,061	Allergan, Inc.	996,874
94,337	Bristol-Myers Squibb Co.	2,312,200
56,299	Eli Lilly & Co.	1,933,308
16,775	Forest Laboratories, Inc. (a)	501,237
153,555	Johnson & Johnson	9,673,965
16,859	King Pharmaceuticals, Inc. (a)	189,664

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
170,509	Merck & Co., Inc.	$6,288,372
14,381	Mylan, Inc. (a)	306,891
443,491	Pfizer, Inc.	7,783,269
7,155	Watson Pharmaceuticals, Inc. (a)	284,697

		34,952,018

	Professional Services (0.1%)
2,296	Dun & Bradstreet Corp.	161,087
8,640	Equifax, Inc.	278,726
8,428	Monster Worldwide, Inc. (a)	117,571
6,482	Robert Half International, Inc.	180,848

		738,232

	Real Estate Investment Trusts (REITs) (1.2%)
7,955	Apartment Investment & Management Co. (Class A)	132,769
3,999	AvalonBay Communities, Inc.	325,599
8,263	Boston Properties, Inc.	561,306
14,833	Equity Residential	535,175
17,282	HCP, Inc.	497,376
6,732	Health Care REIT, Inc.	285,167
36,498	Host Hotels & Resorts, Inc. (a)	427,392
19,195	Kimco Realty Corp.	266,619
8,012	Plum Creek Timber Co., Inc.	286,269
23,469	ProLogis	302,515
7,526	Public Storage	618,562
15,067	Simon Property Group, Inc.	1,179,595
9,796	Ventas, Inc.	432,885
9,520	Vornado Realty Trust	625,654

		6,476,883

	Real Estate Management & Development (0.0%)
15,253	CB Richard Ellis Group, Inc. (Class A) (a)	201,340

	Road & Rail (0.7%)
21,341	CSX Corp.	1,012,844
20,465	Norfolk Southern Corp.	1,052,515
3,804	Ryder System, Inc.	134,243
28,683	Union Pacific Corp.	1,932,374

		4,131,976

	Semiconductors & Semiconductor Equipment (2.4%)
26,295	Advanced Micro Devices, Inc. (a)	207,993
14,793	Altera Corp.	361,393
16,228	Analog Devices, Inc.	474,507
75,069	Applied Materials, Inc.	918,845
22,087	Broadcom Corp. (Class A)	691,765
302,929	Intel Corp.	6,219,132
8,206	Kla-Tencor Corp.	239,041
10,987	Linear Technology Corp.	298,517
44,124	LSI Corp. (a)	237,828
15,353	MEMC Electronic Materials, Inc. (a)	185,925
8,295	Microchip Technology, Inc.	224,463
52,242	Micron Technology, Inc. (a)	473,312
13,343	National Semiconductor Corp.	193,207
6,680	Novellus Systems, Inc. (a)	147,762
28,709	Nvidia Corp. (a)	465,086
11,579	Teradyne, Inc. (a)	115,674
68,930	Texas Instruments, Inc.	1,680,513
13,857	Xilinx, Inc.	357,926

		13,492,889

	Software (4.1%)
27,354	Adobe Systems, Inc. (a)	947,816
10,871	Autodesk, Inc. (a)	303,084
9,983	BMC Software, Inc. (a)	367,774
22,026	CA, Inc.	495,585
9,439	Citrix Systems, Inc. (a)	405,971
16,860	Compuware Corp. (a)	126,281
15,545	Electronic Arts, Inc. (a)	257,736
18,340	Intuit, Inc. (a)	593,482
7,455	McAfee, Inc. (a)	295,889
425,568	Microsoft Corp.	12,196,779
23,616	Novell, Inc. (a)	110,759
214,119	Oracle Corp.	5,278,033
12,056	Red Hat, Inc. (a)	338,171
5,363	Salesforce.com, Inc. (a)	364,416
45,291	Symantec Corp. (a)	749,566

		22,831,342

	Specialty Retail (2.0%)
5,953	Abercrombie & Fitch Co. (Class A)	216,808
7,379	AutoNation, Inc. (a)	130,977

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
1,379	AutoZone, Inc. (a)	$228,817
15,258	Bed Bath & Beyond, Inc. (a)	634,885
18,167	Best Buy Co., Inc.	663,096
11,202	GameStop Corp. (Class A) (a)	192,674
26,785	Gap, Inc. (The)	575,878
92,266	Home Depot, Inc. (The)	2,878,699
12,430	Limited Brands, Inc.	274,827
79,071	Lowe’s Cos., Inc.	1,874,773
8,850	O’Reilly Automotive, Inc. (a)	347,805
18,802	Office Depot, Inc. (a)	135,750
8,555	RadioShack Corp.	167,336
5,882	Ross Stores, Inc.	287,689
4,807	Sherwin-Williams Co. (The)	304,668
39,423	Staples, Inc.	1,015,537
5,691	Tiffany & Co.	252,624
21,814	TJX Cos., Inc.	908,117
8,642	Urban Outfitters, Inc. (a)	278,359

		11,369,319

	Textiles, Apparel & Luxury Goods (0.5%)
18,852	Coach, Inc.	686,967
21,130	NIKE, Inc. (Class B)	1,428,388
3,848	Polo Ralph Lauren Corp.	307,571
4,456	VF Corp.	344,805

		2,767,731

	Thrifts & Mortgage Finance (0.1%)
28,114	Hudson City Bancorp, Inc.	380,101
16,516	People’s United Financial, Inc.	260,458

		640,559

	Tobacco (1.6%)
117,230	Altria Group, Inc.	2,358,668
8,446	Lorillard, Inc.	616,896
106,284	Philip Morris International, Inc.	5,205,790
9,170	Reynolds American, Inc.	484,176

		8,665,530

	Trading Companies & Distributors (0.1%)
6,132	Fastenal Co.	272,077
3,284	WW Grainger, Inc.	333,818

		605,895

	Wireless Telecommunication Services (0.3%)
22,031	American Tower Corp. (Class A) (a)	939,842
11,978	MetroPCS Communications, Inc. (a)	73,904
174,884	Sprint Nextel Corp. (a)	582,364

		1,596,110

	Total Common Stocks (Cost $532,853,075)	550,809,768

NUMBER OF
SHARES (000)

	Short-Term Investment (1.3%)
	Investment Company
7,451	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $7,451,063)	7,451,063

Total Investments (Cost $540,304,138) (d)(e)	100.0%	558,260,831
Other Assets in Excess of Liabilities	0.0	76,638

Net Assets	100.0%	$558,337,469

(a)	Non-income producing security.
(b)	Consists of one or more class of securities traded together as a unit; stocks with attached trust shares.
(c)	A portion of this security has been physically segregated in connection with open futures contracts.
(d)	Securities have been designated as collateral in connection with open futures contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $122,999,407 and the aggregate gross unrealized depreciation is $105,042,714 resulting in net unrealized appreciation of $17,956,693.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

Futures Contracts Open at February 28, 2010:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION
159	Long	S&P 500 E-MINI, March 2010	$8,772,030	$35,394

Summary of Investments

			PERCENT OF
			TOTAL
SECTOR	VALUE		INVESTMENTS
Information Technology	$102,337,228		18.3%
Financials	88,136,529		15.8
Health Care	69,880,178		12.5
Consumer Staples	63,493,938		11.4
Energy	61,707,606		11.1
Industrials	56,884,000		10.2
Consumer Discretionary	54,327,559		9.7
Utilities	19,642,429		3.5
Materials	18,981,127		3.4
Telecommunication Services	15,419,174		2.8
Investment Company	7,451,063		1.3

	$558,260,831	ˆ	100.0%

ˆ	Does not include open long futures contracts with an underlying face amount of $8,772,030 and total unrealized appreciation of $35,394.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $519,670,800)	$545,051,331
Investment in affiliates, at value (cost $20,633,338)	13,209,500
Cash	277,792
Receivable for:
Shares of beneficial interest sold	2,927,625
Dividends	1,276,197
Variation margin	8,364
Dividends from affiliates	470
Prepaid expenses and other assets	48,648

Total Assets	562,799,927

Liabilities:
Payable for:
Shares of beneficial interest redeemed	3,372,908
Investments purchased	726,872
Distribution fee	211,889
Transfer agent fee	58,779
Administration fee	30,447
Accrued expenses and other payables	61,563

Total Liabilities	4,462,458

Net Assets	$558,337,469

Composition of Net Assets:
Paid-in-capital	$617,492,890
Net unrealized appreciation	17,992,087
Accumulated undistributed net investment income	1,989,383
Accumulated net realized loss	(79,136,891)

Net Assets	$558,337,469

Class A Shares:
Net Assets	$367,348,823
Shares Outstanding (unlimited shares authorized, $.01 par value)	30,938,284
Net Asset Value Per Share	$11.87

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.53

Class B Shares:
Net Assets	$90,726,606
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,791,603
Net Asset Value Per Share	$11.64

Class C Shares:
Net Assets	$75,804,751
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,578,011
Net Asset Value Per Share	$11.52

Class I Shares:
Net Assets	$24,457,289
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,040,887
Net Asset Value Per Share	$11.98

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements continued

Statement of Operations
For the six months ended February 28, 2010 (unaudited)

Net Investment Income:
Income
Dividends	$5,818,726
Dividends from affiliates	10,347

Total Income	5,829,073

Expenses
Distribution fee (Class A shares)	452,148
Distribution fee (Class B shares)	516,891
Distribution fee (Class C shares)	381,896
Transfer agent fees and expenses	504,545
Investment advisory fee	339,432
Administration fee	226,288
Shareholder reports and notices	98,210
Professional fees	32,011
Registration fees	27,689
Custodian fees	14,735
Trustees’ fees and expenses	8,427
Other	56,267

Total Expenses	2,658,539
Less: amounts waived/reimbursed	(343,101)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(2,315)

Net Expenses	2,313,123

Net Investment Income	3,515,950

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	2,959,759
Investments in affiliates	(2,558,237)
Futures contracts	441,881

Net Realized Gain	843,403

Change in Unrealized Appreciation/Depreciation on:
Investments	43,855,600
Investments in affiliates	1,341,284
Futures contracts	(205,563)

Net Change in Unrealized Appreciation/Depreciation	44,991,321

Net Gain	45,834,724

Net Increase	$49,350,674

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	FEBRUARY 28, 2010	AUGUST 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,515,950	$10,052,427
Net realized gain (loss)	843,403	(36,570,308)
Net change in unrealized appreciation/depreciation	44,991,321	(146,799,390)

Net Increase (Decrease)	49,350,674	(173,317,271)

Dividends to Shareholders from Net Investment Income:
Class A shares	(7,210,853)	(7,399,930)
Class B shares	(1,207,326)	(1,543,020)
Class C shares	(1,049,627)	(998,587)
Class I shares	(532,217)	(558,487)

Total Dividends	(10,000,023)	(10,500,024)

Net decrease from transactions in shares of beneficial interest	(37,986,445)	(98,923,340)

Net Increase (Decrease)	1,364,206	(282,740,635)
Net Assets:
Beginning of period	556,973,263	839,713,898

End of Period (Including accumulated undistributed net investment income of $1,989,383 and $8,473,456, respectively)	$558,337,469	$556,973,263

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley S&P 500 Index Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended August 31, 2009, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Aerospace & Defense	$16,030,972	$16,030,972	—	—
Air Freight & Logistics	5,619,090	5,619,090	—	—
Airlines	487,123	487,123	—	—
Auto Components	1,389,998	1,389,998	—	—

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Automobiles	$2,452,690	$2,452,690	—	—
Beverages	14,092,964	14,092,964	—	—
Biotechnology	9,213,463	9,213,463	—	—
Building Products	221,380	221,380	—	—
Capital Markets	14,608,543	14,608,543	—	—
Chemicals	10,375,274	10,375,274	—	—
Commercial Banks	16,193,639	16,193,639	—	—
Commercial Services & Supplies	2,868,350	2,868,350	—	—
Communications Equipment	13,309,989	13,309,989	—	—
Computers & Peripherals	31,091,885	31,091,885	—	—
Construction & Engineering	1,002,720	1,002,720	—	—
Construction Materials	327,051	327,051	—	—
Consumer Finance	4,078,799	4,078,799	—	—
Containers & Packaging	1,107,824	1,107,824	—	—
Distributors	328,046	328,046	—	—
Diversified Consumer Services	977,094	977,094	—	—
Diversified Financial Services	24,582,908	24,582,908	—	—
Diversified Telecommunication Services	13,823,064	13,823,064	—	—
Electric Utilities	10,274,382	10,274,382	—	—
Electrical Equipment	2,931,429	2,931,429	—	—
Electronic Equipment, Instruments & Components	3,048,309	3,048,309	—	—
Energy Equipment & Services	10,311,510	10,311,510	—	—
Food & Staples Retailing	15,224,083	15,224,083	—	—
Food Products	9,538,131	9,538,131	—	—
Gas Utilities	780,176	780,176	—	—
Health Care Equipment & Supplies	10,937,352	10,937,352	—	—
Health Care Providers & Services	12,320,486	12,320,486	—	—
Hotels, Restaurants & Leisure	8,163,705	8,163,705	—	—
Household Durables	2,099,277	2,099,277	—	—
Household Products	14,382,139	14,382,139	—	—
Independent Power Producers & Energy Traders	1,191,016	1,191,016	—	—
Industrial Conglomerates	12,883,747	12,883,747	—	—
Information Technology Services	8,028,860	8,028,860	—	—
Insurance	21,353,858	21,353,858	—	—
Internet & Catalog Retail	2,924,413	2,924,413	—	—
Internet Software & Services	10,093,808	10,093,808	—	—
Leisure Equipment & Products	710,335	710,335	—	—
Life Sciences Tools & Services	2,456,859	2,456,859	—	—
Machinery	9,363,086	9,363,086	—	—
Media	16,439,765	16,439,765	—	—
Metals & Mining	5,858,286	5,858,286	—	—
Multi-Utilities	7,396,855	7,396,855	—	—

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Multiline Retail	$4,705,186	$4,705,186	—	—
Office Electronics	440,146	440,146	—	—
Oil, Gas & Consumable Fuels	51,396,096	51,396,096	—	—
Paper & Forest Products	1,312,692	1,312,692	—	—
Personal Products	1,591,091	1,591,091	—	—
Pharmaceuticals	34,952,018	34,952,018	—	—
Professional Services	738,232	738,232	—	—
Real Estate Investment Trusts (REITs)	6,476,883	6,476,883	—	—
Real Estate Management & Development	201,340	201,340	—	—
Road & Rail	4,131,976	4,131,976	—	—
Semiconductors & Semiconductor Equipment	13,492,889	13,492,889	—	—
Software	22,831,342	22,831,342	—	—
Specialty Retail	11,369,319	11,369,319	—	—
Textiles, Apparel & Luxury Goods	2,767,731	2,767,731	—	—
Thrifts & Mortgage Finance	640,559	640,559	—	—
Tobacco	8,665,530	8,665,530	—	—
Trading Companies & Distributors	605,895	605,895	—	—
Wireless Telecommunication Services	1,596,110	1,596,110	—	—

Total Common Stocks	550,809,768	550,809,768	—	—

Short-Term Investment — Investment Company	7,451,063	7,451,063	—	—
Futures	35,394	35,394	—	—

Total	$558,296,225	$558,296,225	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS
IN SECURITIES

Beginning Balance	$0
Net purchases (sales)	(4,605)
Amortization of discount	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	4,605
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of February 28, 2010	$—

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below is a specific type of derivative financial instrument used by the Fund.

Futures  The Fund may purchase and sell stock index futures (“futures contracts”) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended February 28, 2010, were as follows:

NUMBER OF
CONTRACTS
Futures contracts, outstanding at beginning of the period	126
Futures opened	899
Futures closed	(866)

Futures contracts, outstanding at end of the period	159

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

There were no transactions in forward foreign currency contracts for the six months ended February 28, 2010.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of February 28, 2010.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Equity Risk	Variation margin	$35,394†	Variation margin	—

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended February 28, 2010.

AMOUNT OF REALIZED GAIN ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Equity Risk	$441,881

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES

Equity Risk	$(205,563)

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets exceeding $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has voluntarily agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.34% of the average daily net assets of the Fund on an annualized basis. The fee waivers and/or expense reimbursements are expected to continue until such time that the Fund’s Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,394,383 at February 28, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $5,076, $58,820 and $4,942, respectively and received $41,852 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2010, advisory fees paid were reduced by $2,315 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “dividends from affiliates” in the Statement of Operations and totaled $2,542 for the six months ended February 28, 2010. During the six months ended February 28, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $40,872,084 and $39,016,777, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2010 aggregated $22,885,623 and $65,724,225, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund had the following transactions with Morgan Stanley and Citigroup, Inc., both affiliates of the Investment Adviser, Administrator and Distributor for the six months ended February 28, 2010:

			NET REALIZED
	PURCHASES	SALES	LOSSES	INCOME	VALUE
Morgan Stanley	—	$235,146	$(23,733)	$7,805	$2,144,414
Citigroup, Inc.	$1,659,294	406,475	(2,534,504)	—	3,614,023

Total	$1,659,294	$641,621	$(2,558,237)	$7,805	$5,758,437

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	FEBRUARY 28, 2010		AUGUST 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,044,850	$24,113,898	6,646,915	$64,439,524
Conversion from Class B	186,246	2,197,431	436,272	4,262,377
Reinvestment of dividends	588,507	7,062,080	788,953	7,274,152
Redeemed	(3,384,648)	(39,774,856)	(8,240,060)	(80,705,634)

Net decrease – Class A	(565,045)	(6,401,447)	(367,920)	(4,729,581)

CLASS B SHARES
Sold	93,042	1,069,727	616,503	5,827,518
Conversion to Class A	(190,270)	(2,197,431)	(446,198)	(4,262,377)
Reinvestment of dividends	97,614	1,150,870	164,097	1,485,074
Redeemed	(2,386,514)	(27,496,693)	(6,211,635)	(59,812,812)

Net decrease – Class B	(2,386,128)	(27,473,527)	(5,877,233)	(56,762,597)

CLASS C SHARES
Sold	191,784	2,174,086	838,920	7,834,836
Reinvestment of dividends	87,603	1,022,327	108,883	976,681
Redeemed	(611,582)	(6,990,682)	(1,767,363)	(16,865,136)

Net decrease – Class C	(332,195)	(3,794,269)	(819,560)	(8,053,619)

CLASS I SHARES
Sold	66,387	787,422	382,657	3,893,883
Reinvestment of dividends	43,860	531,151	59,756	555,732
Redeemed	(136,696)	(1,635,775)	(3,630,056)	(33,827,158)

Net decrease – Class I	(26,449)	(317,202)	(3,187,643)	(29,377,543)

Net decrease in Fund	(3,309,817)	$(37,986,445)	(10,252,356)	$(98,923,340)

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

As of August 31, 2009, the Fund had temporary book/tax differences attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts.
9. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06 on the Fund’s financial statements.

Morgan Stanley S&P 500 Index Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.09		$13.94	$16.01	$14.17	$13.27	$12.03

Income (loss) from investment operations:
Net investment income(1)	0.09		0.21	0.23	0.21	0.18	0.19
Net realized and unrealized gain (loss)	0.93		(2.83)	(2.05)	1.85	0.91	1.23

Total income (loss) from investment operations	1.02		(2.62)	(1.82)	2.06	1.09	1.42

Less dividends from net investment income	(0.24)		(0.23)	(0.25)	(0.22)	(0.19)	(0.18)

Net asset value, end of period	$11.87		$11.09	$13.94	$16.01	$14.17	$13.27

Total Return(2)	9.13%(7)		(18.43)%	(11.55)%	14.60%	8.24%	11.81%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.59%(5	)(8)	0.59%(5)	0.59%(5)	0.58%(5)	0.62%	0.64%
Net investment income	1.47%(5	)(8)	2.11%(5)	1.50%(5)	1.37%(5)	1.32%	1.52%
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)	0.00%(6)	0.00%(6)	0.00%(6)	—	—
Supplemental Data:
Net assets, end of period, in millions	$367		$349	$444	$521	$452	$401
Portfolio turnover rate	4%(7)		7%	10%	3%	4%	3%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
February 28, 2010	0.71%	1.35%
August 31, 2009	0.74	1.96
August 31, 2008	0.66	1.43
August 31, 2007	0.65	1.30
August 31, 2006	0.66	1.28
August 31, 2005	0.65	1.51

(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.83		$13.54	$15.52	$13.72	$12.83	$11.62

Income (loss) from investment operations:
Net investment income(1)	0.04		0.13	0.11	0.09	0.07	0.10
Net realized and unrealized gain (loss)	0.91		(2.73)	(1.99)	1.79	0.87	1.18

Total income (loss) from investment operations	0.95		(2.60)	(1.88)	1.88	0.94	1.28

Less dividends from net investment income	(0.14)		(0.11)	(0.10)	(0.08)	(0.05)	(0.07)

Net asset value, end of period	$11.64		$10.83	$13.54	$15.52	$13.72	$12.83

Total Return(2)	8.73%(7)		(19.06)%	(12.20)%	13.76%	7.35%	11.04%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.34%(5	)(8)	1.34%(5)	1.34%(5)	1.34%(5)	1.38%	1.40%
Net investment income	0.72%(5	)(8)	1.36%(5)	0.75%(5)	0.61%(5)	0.56%	0.76%
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)	0.00%(6)	0.00%(6)	0.00%(6)	—	—
Supplemental Data:
Net assets, end of period, in millions	$91		$110	$217	$377	$534	$815
Portfolio turnover rate	4%(7)		7%	10%	3%	4%	3%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
February 28, 2010	1.46%	0.60%
August 31, 2009	1.49	1.21
August 31, 2008	1.41	0.68
August 31, 2007	1.41	0.54
August 31, 2006	1.42	0.52
August 31, 2005	1.41	0.75

(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.74		$13.46	$15.46	$13.70	$12.83	$11.61

Income (loss) from investment operations:
Net investment income(1)	0.04		0.13	0.11	0.09	0.08	0.10
Net realized and unrealized gain (loss)	0.90		(2.72)	(1.98)	1.78	0.87	1.20

Total income (loss) from investment operations	0.94		(2.59)	(1.87)	1.87	0.95	1.30

Less dividends from net investment income	(0.16)		(0.13)	(0.13)	(0.11)	(0.08)	(0.08)

Net asset value, end of period	$11.52		$10.74	$13.46	$15.46	$13.70	$12.83

Total Return(2)	8.71%(7)		(19.01)%	(12.21)%	13.68%	7.45%	11.18%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.34%(5	)(8)	1.34%(5)	1.33%(5)	1.33%(5)	1.34%	1.34%
Net investment income	0.72%(5	)(8)	1.36%(5)	0.76%(5)	0.62%(5)	0.60%	0.82%
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)	0.00%(6)	0.00%(6)	0.00%(6)	—	—
Supplemental Data:
Net assets, end of period, in millions	$76		$74	$104	$132	$132	$154
Portfolio turnover rate	4%(7)		7%	10%	3%	4%	3%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
February 28, 2010	1.46%	0.60%
August 31, 2009	1.49	1.21
August 31, 2008	1.40	0.69
August 31, 2007	1.40	0.55
August 31, 2006	1.38	0.56
August 31, 2005	1.35	0.81

(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.20		$14.09	$16.17	$14.31	$13.40	$12.14

Income (loss) from investment operations:
Net investment income(1)	0.10		0.25	0.27	0.25	0.21	0.23
Net realized and unrealized gain (loss)	0.94		(2.87)	(2.06)	1.86	0.92	1.24

Total income (loss) from investment operations	1.04		(2.62)	(1.79)	2.11	1.13	1.47

Less dividends from net investment income	(0.26)		(0.27)	(0.29)	(0.25)	(0.22)	(0.21)

Net asset value, end of period	$11.98		$11.20	$14.09	$16.17	$14.31	$13.40

Total Return(2)	9.28%(7)		(18.22)%	(11.28)%	14.86%	8.46%	12.11%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.34%(5	)(8)	0.34%(5)	0.34%(5)	0.34%(5)	0.38%	0.40%
Net investment income	1.72%(5	)(8)	2.36%(5)	1.75%(5)	1.61%(5)	1.56%	1.76%
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)	0.00%(6)	0.00%(6)	0.00%(6)	—	—
Supplemental Data:
Net assets, end of period, in millions	$24		$23	$74	$96	$99	$188
Portfolio turnover rate	4%(7)		7%	10%	3%	4%	3%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
February 28, 2010	0.46%	1.60%
August 31, 2009	0.49	2.21
August 31, 2008	0.41	1.68
August 31, 2007	0.41	1.54
August 31, 2006	0.42	1.52
August 31, 2005	0.41	1.75

(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley S&P 500 Index Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley S&P 500 Index Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In

Morgan Stanley S&P 500 Index Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
S&P 500 Index Fund

Semiannual
Report

February 28, 2010

SPISAN
IU10-01719P-Y02/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
April 15, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
April 15, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
April 15, 2010

3